Stock Options and Warrants (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	3,273,000	3,275,000
Stock Options [Member] | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding	4,728,000	3,275,000	2,325,000	2,285,000	2,299,000
Weighted Average Exercise Price	$ 1.98	$ 1.97	$ 1.73	$ 1.72	$ 1.79
Weighted Average Remaining Contractual Term (in years)	8 months 27 days	1 year 2 months 27 days
Number of Shares, Exercisable	4,728,000	3,265,000	2,315,000	2,285,000
Weighted Average Exercise Price, Exercisable	$ 1.98	$ 1.97	$ 1.73	$ 1.72
Stock Options [Member] | Dollar 0.50 To Dollar 1.00 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	0.50	0.50
Upper Range of Exercise Prices	$ 1.00	$ 1.00
Number of Shares, Outstanding	4,000	6,000
Weighted Average Exercise Price	$ 0.85	$ 0.74
Weighted Average Remaining Contractual Term (in years)	7 months 21 days	1 year 1 month 6 days
Number of Shares, Exercisable	4,000	6,000
Weighted Average Exercise Price, Exercisable	$ 0.85	$ 0.74
Stock Options [Member] | Dollar 1.01 To Dollar 2.00 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	1.01	1.01
Upper Range of Exercise Prices	$ 2.00	$ 2.00
Number of Shares, Outstanding	3,624,000	2,169,000
Weighted Average Exercise Price	$ 1.80	$ 1.67
Weighted Average Remaining Contractual Term (in years)	1 year 8 months 19 days	1 year 2 months 1 day
Number of Shares, Exercisable	3,624,000	2,159,000
Weighted Average Exercise Price, Exercisable	$ 1.80	$ 1.67
Stock Options [Member] | Dollar 2.01 To Dollar 3.00 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	2.01	2.01
Upper Range of Exercise Prices	$ 3.00	$ 3.00
Number of Shares, Outstanding	1,100,000	1,100,000
Weighted Average Exercise Price	$ 2.56	$ 2.56
Weighted Average Remaining Contractual Term (in years)	1 year 6 months 4 days	1 year 4 months 21 days
Number of Shares, Exercisable	1,100,000	1,100,000
Weighted Average Exercise Price, Exercisable	$ 2.56	$ 2.56